Eaton Vance
Missouri Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.2%
Security	Principal Amount (000's omitted)	Value
Education — 3.5%
Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$ 1,084,330
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,001,810
University of Missouri, 5.00%, 11/1/25	1,000	1,024,320
		$ 3,110,460
Electric Utilities — 8.8%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$ 1,005,230
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	595	650,829
Green Bonds, 5.25%, 12/1/40	500	542,220
Missouri Joint Municipal Electric Utility Commission, (Plum Point), 5.00%, 1/1/33	2,000	2,030,320
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/30	1,500	1,536,240
Springfield, MO, Public Utility Revenue, 3.60%, 8/1/29	2,000	2,001,180
		$ 7,766,019
General Obligations — 30.8%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$750	$ 809,010
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,444,686
Fenton Fire Protection District, MO:
4.00%, 3/1/37	400	404,932
4.00%, 3/1/38	500	493,975
Fort Osage R-1 School District, MO:
5.00%, 3/1/39	1,000	1,108,400
5.00%, 3/1/40	1,000	1,103,260
Fort Zumwalt School District, MO, 5.00%, 3/1/36	1,000	1,065,920
Greene County Reorganized School District No. 2, MO, 5.00%, 3/1/38	875	923,842
Greene County Reorganized School District No. 3, MO, 4.00%, 3/1/43(1)	1,000	974,580
Independence School District, MO, 5.50%, 3/1/34	1,000	1,093,560
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/39	1,850	1,917,173
Jefferson City School District, MO:
5.00%, 3/1/36	810	844,101
5.00%, 3/1/38	500	525,930
Joplin Schools, MO, 5.00%, 3/1/30	1,000	1,077,430
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Kansas City, MO:
3.125%, 2/1/39	$1,000	$ 861,660
5.00%, 2/1/32	450	492,206
Lake Ozark Osage School, MO, (School Building), 5.00%, 3/1/34	1,000	1,011,390
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	852,230
Nevada R-V School District, MO, 5.00%, 3/1/38	900	929,070
North Kansas City School District No. 74, MO, 5.25%, 3/1/37	2,000	2,311,640
Ozark R-VI School District, MO, 4.00%, 3/1/39	1,000	995,770
Puerto Rico:
5.625%, 7/1/29	250	265,215
5.75%, 7/1/31	750	809,198
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,086,140
Smithville R-II School District, MO, 5.00%, 3/1/24(1)	600	607,350
Springfield R-XII School District, MO, 5.00%, 3/1/40(1)	1,000	1,099,810
University City School District, MO:
0.00%, 2/15/32	1,000	741,360
0.00%, 2/15/33	1,000	714,060
Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	694,522
		$27,258,420
Hospital — 15.3%
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Medical Center), 5.00%, 6/1/39	$1,000	$ 1,015,660
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	954,630
5.00%, 1/1/44	2,175	2,183,983
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital):
4.00%, 5/15/34	1,500	1,515,465
4.00%, 5/15/48	1,500	1,373,295
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	1,590	1,467,809
5.00%, 11/15/37	1,125	1,181,981
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,500	2,333,550
5.00%, 11/15/47	1,000	1,020,820
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 4.00%, 11/15/42	500	477,210
		$13,524,403

Eaton Vance
Missouri Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 3.2%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 671,117
3.00%, 11/1/39	605	543,816
3.00%, 11/1/44	770	705,266
3.75%, 11/1/43	485	475,315
4.15%, 11/1/38	400	392,868
		$ 2,788,382
Industrial Development Revenue — 1.9%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,540	$ 1,704,226
		$ 1,704,226
Insured - Education — 0.2%
Missouri Southern State University:
(AGM), 4.00%, 10/1/37	$85	$ 85,395
(AGM), 4.00%, 10/1/38	70	69,685
(AGM), 4.00%, 10/1/39	55	54,179
		$ 209,259
Insured - Electric Utilities — 1.3%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 941,954
(NPFG), 5.25%, 7/1/34	215	212,469
		$ 1,154,423
Insured - General Obligations — 6.5%
Fort Zumwalt School District, MO, (BAM), 5.00%, 3/1/29	$800	$ 886,072
Hazelwood School District, MO, (BAM), 4.00%, 3/1/41	3,575	3,551,691
St. Louis Board of Education, MO, (AGM), 4.00%, 4/1/43	1,000	980,140
Wright City R-II School District, MO:
(AGM), 6.00%, 3/1/28	180	203,146
(AGM), 6.00%, 3/1/29	150	173,670
		$ 5,794,719
Insured - Lease Revenue/Certificates of Participation — 5.3%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 1,964,827
(AMBAC), 0.00%, 4/15/30	2,105	1,694,293
Sedalia, MO, Certificates of Participation, (BAM), 4.00%, 9/15/37	500	501,465
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation (continued)
St. Louis Municipal Library District, MO:
(BAM), 4.00%, 3/15/34	$300	$ 312,141
(BAM), 4.00%, 3/15/35	200	206,838
		$ 4,679,564
Insured - Special Tax Revenue — 2.9%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$ 2,611,507
		$ 2,611,507
Insured - Transportation — 3.4%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 4.00%, 3/1/50	$2,000	$ 1,843,420
Saint Louis Airport, MO, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,152,070
		$ 2,995,490
Lease Revenue/Certificates of Participation — 1.1%
Missouri-Illinois Metropolitan District Bi-State Development Agency, 4.00%, 10/1/48	$1,000	$ 958,720
		$ 958,720
Senior Living/Life Care — 4.2%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$ 475,080
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
4.00%, 2/1/42	1,000	798,300
5.00%, 2/1/42	1,340	1,243,145
Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	458,800
5.00%, 9/1/38	250	227,087
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	471,575
		$ 3,673,987
Special Tax Revenue — 1.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 193,980

Eaton Vance
Missouri Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$1,355	$ 1,298,009
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	20,478
		$ 1,512,467
Transportation — 5.5%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,279,950
(AMT), 5.00%, 3/1/46	1,000	1,028,860
St. Louis, MO, (Lambert International Airport):
5.00%, 7/1/40	740	819,365
5.00%, 7/1/41	1,555	1,715,678
		$ 4,843,853
Water and Sewer — 4.6%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	$2,000	$ 1,949,000
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/47	2,000	2,095,460
		$ 4,044,460
Total Tax-Exempt Municipal Obligations (identified cost $88,903,457)		$88,630,359

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.4%
Hazelwood School District, MO, (BAM), 4.45%, 3/1/25	$375	$ 370,928
Total Taxable Municipal Obligations (identified cost $521,675)		$ 370,928

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$395	$ 398,851
Total Trust Units (identified cost $397,931)		$ 398,851
Total Investments — 101.1% (identified cost $89,823,063)		$89,400,138
Other Assets, Less Liabilities — (1.1)%		$ (967,060)
Net Assets — 100.0%		$88,433,078
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2023, the aggregate value of these securities is $193,980 or 0.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2023, 19.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 6.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue

Eaton Vance
Missouri Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$88,630,359	$ —	$88,630,359
Taxable Municipal Obligations	—	370,928	—	370,928
Trust Units	—	398,851	—	398,851
Total Investments	$ —	$89,400,138	$ —	$89,400,138
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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